Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions - Additional Information (Detail) $ in Millions		12 Months Ended
	Jun. 01, 2023 Issues	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Disclosure of defined benefit plans [line items]
Contributions paid | $		$ 368	$ 358	$ 324
Review of Employee Allowances and Entitlements [Member]
Disclosure of defined benefit plans [line items]
Number of issue to remediate | Issues	2